UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23145

Global Income Builder Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Global Income Builder Portfolio
April 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 58.9%
Security	Shares	Value
Aerospace & Defense — 0.5%
Safran S.A.	7,792	$ 1,211,810
		$ 1,211,810
Air Freight & Logistics — 0.4%
Deutsche Post AG	9,598	$ 461,660
GXO Logistics, Inc.(1)	9,836	522,586
		$ 984,246
Automobiles — 2.7%
Bayerische Motoren Werke AG	13,342	$ 1,495,430
Mercedes-Benz Group AG	27,888	2,174,874
Stellantis NV(2)	8,961	148,632
Stellantis NV(2)	127,329	2,117,481
Tesla, Inc.(1)	1,216	199,801
		$ 6,136,218
Banks — 5.2%
Banco Bilbao Vizcaya Argentaria S.A.	145,764	$ 1,067,136
Banco Santander S.A.	413,527	1,452,752
Barclays PLC	219,630	442,425
BNP Paribas S.A.	12,631	816,132
CaixaBank S.A.	474,776	1,757,434
Citigroup, Inc.	6,428	302,566
DNB Bank ASA	108,975	1,916,879
HDFC Bank, Ltd.	47,533	982,492
HSBC Holdings PLC	120,224	866,496
ING Groep NV	21,302	264,194
Skandinaviska Enskilda Banken AB, Class A	58,963	670,455
Svenska Handelsbanken AB, Class A	76,473	676,005
Swedbank AB, Class A	22,720	394,792
U.S. Bancorp	8,721	298,956
		$ 11,908,714
Beverages — 1.4%
Coca-Cola Co. (The)	31,612	$ 2,027,910
Diageo PLC	24,243	1,105,871
		$ 3,133,781
Biotechnology — 0.2%
CSL, Ltd.	2,774	$ 553,792
		$ 553,792
Security	Shares	Value
Broadline Retail — 1.1%
Amazon.com, Inc.(1)	23,900	$ 2,520,255
		$ 2,520,255
Building Products — 0.2%
Assa Abloy AB, Class B	14,836	$ 353,483
Daikin Industries, Ltd.	1,270	230,671
		$ 584,154
Capital Markets — 1.2%
Bank of New York Mellon Corp. (The)	3,693	$ 157,285
Intercontinental Exchange, Inc.	3,548	386,484
State Street Corp.	26,629	1,924,211
Stifel Financial Corp.	3,692	221,409
		$ 2,689,389
Chemicals — 1.3%
BASF SE	43,378	$ 2,243,689
Sika AG	2,412	666,250
		$ 2,909,939
Commercial Services & Supplies — 0.1%
Waste Management, Inc.	2,199	$ 365,144
		$ 365,144
Construction & Engineering — 0.1%
Skanska AB, Class B	13,351	$ 218,375
		$ 218,375
Consumer Staples Distribution & Retail — 0.7%
Dollar Tree, Inc.(1)	10,176	$ 1,564,153
		$ 1,564,153
Diversified Telecommunication Services — 0.9%
Elisa Oyj	4,559	$ 283,120
Proximus SADP	100,052	852,901
Swisscom AG	1,260	865,054
		$ 2,001,075
Electric Utilities — 0.7%
Iberdrola S.A.	64,468	$ 835,383
NextEra Energy, Inc.	11,358	870,363
		$ 1,705,746
Electrical Equipment — 1.3%
AMETEK, Inc.	7,267	$ 1,002,337

See Notes to Financial Statements.

Global Income Builder Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electrical Equipment (continued)
Schneider Electric SE	11,379	$ 1,984,405
		$ 2,986,742
Electronic Equipment, Instruments & Components — 1.4%
CDW Corp.	9,833	$ 1,667,578
Halma PLC	10,518	305,899
Keyence Corp.	1,151	519,050
Keysight Technologies, Inc.(1)	2,171	314,013
Riverbed Technology, Inc.(3)	3,977	1,999
TE Connectivity, Ltd.	2,677	327,585
		$ 3,136,124
Entertainment — 0.3%
Walt Disney Co. (The)(1)	6,521	$ 668,402
		$ 668,402
Financial Services — 1.3%
Berkshire Hathaway, Inc., Class B(1)	4,661	$ 1,531,371
Fidelity National Information Services, Inc.	2,924	171,697
Visa, Inc., Class A	5,435	1,264,888
		$ 2,967,956
Food Products — 2.0%
Mondelez International, Inc., Class A	23,216	$ 1,781,131
Nestle S.A.	18,010	2,310,495
Orkla ASA	58,616	421,319
		$ 4,512,945
Ground Transportation — 0.1%
Union Pacific Corp.	1,727	$ 337,974
		$ 337,974
Health Care Equipment & Supplies — 1.8%
Alcon, Inc.	4,123	$ 300,222
Boston Scientific Corp.(1)	37,678	1,963,777
Intuitive Surgical, Inc.(1)	3,354	1,010,292
Straumann Holding AG	5,681	854,710
		$ 4,129,001
Health Care Providers & Services — 0.8%
Elevance Health, Inc.	4,127	$ 1,934,119
		$ 1,934,119
Security	Shares	Value
Health Care REITs — 0.1%
Healthpeak Properties, Inc.	6,888	$ 151,329
		$ 151,329
Hotels, Restaurants & Leisure — 1.3%
Amadeus IT Group S.A.(1)	8,195	$ 575,986
Compass Group PLC	65,010	1,715,026
InterContinental Hotels Group PLC	9,043	621,767
		$ 2,912,779
Industrial Conglomerates — 0.6%
Siemens AG	9,149	$ 1,508,051
		$ 1,508,051
Insurance — 5.4%
AIA Group, Ltd.	44,797	$ 487,708
Allianz SE	5,126	1,287,174
Allstate Corp. (The)	1,257	145,510
Assurant, Inc.	1,241	152,804
Aviva PLC	148,282	789,504
AXA S.A.	35,341	1,153,537
Baloise Holding AG	6,309	1,056,084
RenaissanceRe Holdings, Ltd.	5,720	1,232,145
Sampo Oyj, Class A	25,139	1,274,923
Storebrand ASA	33,214	256,263
Swiss Life Holding AG(1)	2,112	1,394,040
Swiss Re AG	14,004	1,410,258
Topdanmark A/S	11,456	604,759
Zurich Insurance Group AG	2,546	1,234,688
		$ 12,479,397
Interactive Media & Services — 1.8%
Alphabet, Inc., Class C(1)	39,100	$ 4,231,402
		$ 4,231,402
Leisure Products — 0.1%
Yamaha Corp.	6,770	$ 266,803
		$ 266,803
Life Sciences Tools & Services — 0.4%
Danaher Corp.	1,023	$ 242,359
Lonza Group AG	961	599,318
		$ 841,677
Machinery — 1.1%
Ingersoll Rand, Inc.	23,257	$ 1,326,114

See Notes to Financial Statements.

Global Income Builder Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Volvo AB, Class B	59,158	$ 1,216,330
		$ 2,542,444
Marine Transportation — 0.5%
Kuehne & Nagel International AG	4,228	$ 1,252,570
		$ 1,252,570
Media — 0.3%
Dentsu Group, Inc.	5,763	$ 207,669
ITV PLC	594,739	605,336
		$ 813,005
Metals & Mining — 0.7%
Anglo American PLC	4,690	$ 144,519
Outokumpu Oyj	80,332	437,935
Rio Tinto, Ltd.	13,256	994,261
		$ 1,576,715
Multi-Utilities — 0.2%
CMS Energy Corp.	6,337	$ 394,542
		$ 394,542
Oil, Gas & Consumable Fuels — 2.7%
Chevron Corp.	13,558	$ 2,285,608
EOG Resources, Inc.	30,347	3,625,556
Phillips 66	2,171	214,929
		$ 6,126,093
Paper and Forest Products — 0.2%
Stora Enso Oyj, Class R	29,484	$ 374,059
		$ 374,059
Personal Care Products — 0.3%
Kose Corp.	6,007	$ 700,988
		$ 700,988
Pharmaceuticals — 5.5%
AstraZeneca PLC	4,659	$ 685,632
Bayer AG	11,581	764,303
Eli Lilly & Co.	10,732	4,248,370
Novo Nordisk A/S, Class B	24,134	4,014,796
Roche Holding AG PC	1,259	394,243
Sanofi	7,078	762,784
Zoetis, Inc.	9,931	1,745,671
		$ 12,615,799
Security	Shares	Value
Professional Services — 1.4%
Randstad NV	9,870	$ 536,294
Recruit Holdings Co., Ltd.	8,494	238,287
RELX PLC	37,839	1,260,746
SGS S.A.	7,225	653,829
Verisk Analytics, Inc.	3,071	596,112
		$ 3,285,268
Semiconductors & Semiconductor Equipment — 2.7%
ASML Holding NV	4,097	$ 2,600,007
Infineon Technologies AG	42,053	1,531,434
Micron Technology, Inc.	8,441	543,263
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	17,702	1,492,279
		$ 6,166,983
Software — 3.3%
Adobe, Inc.(1)	1,368	$ 516,502
Dassault Systemes SE	1,794	72,828
Intuit, Inc.	2,724	1,209,320
Microsoft Corp.(4)	19,085	5,864,057
		$ 7,662,707
Specialized REITs — 0.3%
American Tower Corp.	2,955	$ 603,972
		$ 603,972
Specialty Retail — 1.3%
Lowe's Cos., Inc.	6,848	$ 1,423,220
TJX Cos., Inc. (The)	20,379	1,606,273
		$ 3,029,493
Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.(4)	23,190	$ 3,934,879
		$ 3,934,879
Textiles, Apparel & Luxury Goods — 0.7%
LVMH Moet Hennessy Louis Vuitton SE	1,625	$ 1,563,057
		$ 1,563,057
Trading Companies & Distributors — 0.6%
Ashtead Group PLC	8,805	$ 507,662

See Notes to Financial Statements.

Global Income Builder Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Trading Companies & Distributors (continued)
IMCD NV	2,140	$ 322,154
Rexel S.A.(1)	20,316	470,592
		$ 1,300,408
Total Common Stocks (identified cost $89,926,094)		$135,494,474

Convertible Bonds — 0.2%
Security	Principal Amount (000's omitted)	Value
Leisure Products — 0.1%
Peloton Interactive, Inc., 0.00%, 2/15/26	$310	$ 231,250
		$ 231,250
Transportation — 0.1%
CryoPort, Inc., 0.75%, 12/1/26(5)	$334	$ 263,235
		$ 263,235
Total Convertible Bonds (identified cost $548,759)		$ 494,485

Convertible Preferred Stocks — 0.0%(6)
Security	Shares	Value
Software — 0.0%(6)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(3)	2,480	$ 632
Total Convertible Preferred Stocks (identified cost $74,393)		$ 632

Corporate Bonds — 35.7%
Security	Principal Amount (000's omitted)*	Value
Aerospace & Defense — 1.0%
Moog, Inc., 4.25%, 12/15/27(5)	170	$ 160,089
Rolls-Royce PLC, 5.75%, 10/15/27(5)	492	491,527
Spirit AeroSystems, Inc.:
4.60%, 6/15/28	69	58,613
9.375%, 11/30/29(5)	133	143,130
TransDigm UK Holdings PLC, 6.875%, 5/15/26	200	201,513
Security	Principal Amount (000's omitted)*		Value
Aerospace & Defense (continued)
TransDigm, Inc.:
4.625%, 1/15/29		185	$ 167,656
5.50%, 11/15/27		106	101,894
6.25%, 3/15/26(5)		419	421,636
6.75%, 8/15/28(5)		221	224,711
7.50%, 3/15/27		327	329,088
			$ 2,299,857
Airlines — 0.0%(6)
American Airlines, Inc., 7.25%, 2/15/28(5)		57	$ 55,491
			$ 55,491
Auto Components — 0.1%
Faurecia SE:
2.75%, 2/15/27(7)	EUR	100	$ 98,137
3.75%, 6/15/28(7)	EUR	100	97,943
			$ 196,080
Automobile Components — 0.6%
Clarios Global, L.P./Clarios US Finance Co.:
4.375%, 5/15/26(7)	EUR	578	$ 610,927
8.50%, 5/15/27(5)		194	195,498
IHO Verwaltungs GmbH, 6.375%, (6.375% cash or 7.125% PIK), 5/15/29(5)(8)		200	180,259
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(5)		94	70,829
TI Automotive Finance PLC, 3.75%, 4/15/29(7)	EUR	200	167,723
Wheel Pros, Inc., 6.50%, 5/15/29(5)		213	101,175
			$ 1,326,411
Automobiles — 0.6%
Ford Motor Co.:
3.25%, 2/12/32		364	$ 282,616
4.75%, 1/15/43		197	148,248
9.625%, 4/22/30		26	30,268
Ford Motor Credit Co., LLC:
3.37%, 11/17/23		200	196,865
4.125%, 8/17/27		555	509,942
5.125%, 6/16/25		200	194,993
			$ 1,362,932
Automotives — 0.1%
Goodyear Tire & Rubber Co. (The):
5.00%, 7/15/29		281	$ 248,719

See Notes to Financial Statements.

Global Income Builder Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Automotives (continued)
Goodyear Tire & Rubber Co. (The): (continued)
5.25%, 7/15/31		120	$ 103,608
			$ 352,327
Banks — 1.4%
Banco Mercantil del Norte S.A./Grand Cayman, 7.625% to 1/10/28(5)(9)(10)		200	$ 182,200
Bank of America Corp., Series TT, 6.125% to 4/27/27(9)(10)		89	86,514
Bank of Nova Scotia (The), 8.625% to 10/27/27, 10/27/82(10)		200	205,210
Barclays PLC, 8.00% to 3/15/29(9)(10)		200	175,680
BNP Paribas S.A., 7.75% to 8/16/29(5)(9)(10)		200	191,500
Citigroup, Inc., Series W, 4.00% to 12/10/25(9)(10)		176	153,754
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(5)(9)(10)		220	195,250
HSBC Holdings PLC, 4.60% to 12/17/30(9)(10)		200	151,625
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(9)(10)		125	112,128
JPMorgan Chase & Co.:
Series KK, 3.65% to 6/1/26(9)(10)		251	220,679
Series S, 6.75% to 2/1/24(9)(10)		215	214,876
Lloyds Banking Group PLC, 7.50% to 9/27/25(9)(10)		200	190,118
PNC Financial Services Group, Inc. (The), Series V, 6.20% to 9/15/27(9)(10)		100	94,421
Societe Generale S.A., 5.375% to 11/18/30(5)(9)(10)		200	140,500
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(10)		200	204,206
Truist Financial Corp., Series Q, 5.10% to 3/1/30(9)(10)		77	68,304
UBS Group AG, 4.375% to 2/10/31(5)(9)(10)		200	138,451
UniCredit SpA, 7.296% to 4/2/29, 4/2/34(5)(10)		200	191,580
Vivion Investments S.a.r.l., 3.00%, 8/8/24(7)	EUR	100	80,729
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(9)(10)		167	145,426
Zions Bancorp NA, 5.80% to 6/15/23(9)(10)		43	33,823
			$ 3,176,974
Biotechnology — 0.4%
Grifols Escrow Issuer S.A.:
3.875%, 10/15/28(7)	EUR	925	$ 792,473
4.75%, 10/15/28(5)		280	224,803
			$ 1,017,276
Building Products — 0.9%
Builders FirstSource, Inc.:
4.25%, 2/1/32(5)		204	$ 178,977
5.00%, 3/1/30(5)		90	84,186
Security	Principal Amount (000's omitted)*		Value
Building Products (continued)
KB Home:
4.00%, 6/15/31		11	$ 9,530
4.80%, 11/15/29		71	66,323
Standard Industries, Inc.:
2.25%, 11/21/26(7)	EUR	400	388,127
4.375%, 7/15/30(5)		275	237,706
5.00%, 2/15/27(5)		78	74,715
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(5)		196	194,493
Victoria PLC, 3.625%, 8/24/26(7)	EUR	666	591,147
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(5)		346	324,735
			$ 2,149,939
Capital Markets — 0.2%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(10)		150	$ 139,351
Charles Schwab Corp. (The), Series I, 4.00% to 6/1/26(9)(10)		259	217,565
			$ 356,916
Casino & Gaming — 0.1%
Cinemark USA, Inc.:
5.875%, 3/15/26(5)		67	$ 64,084
8.75%, 5/1/25(5)		29	29,619
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(5)		250	232,359
			$ 326,062
Chemicals — 0.5%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(5)		139	$ 114,675
Avient Corp., 7.125%, 8/1/30(5)		102	104,341
Diamond BC B.V., 4.625%, 10/1/29(5)		274	269,467
Herens Holdco S.a.r.l., 4.75%, 5/15/28(5)		201	166,850
NOVA Chemicals Corp.:
4.25%, 5/15/29(5)		203	164,365
4.875%, 6/1/24(5)		56	55,191
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(5)		172	153,042
Valvoline, Inc., 3.625%, 6/15/31(5)		128	106,547
			$ 1,134,478
Commercial Services & Supplies — 1.7%
Adtalem Global Education, Inc., 5.50%, 3/1/28(5)		290	$ 275,800
APi Group DE, Inc., 4.75%, 10/15/29(5)		55	49,880
Clean Harbors, Inc.:
4.875%, 7/15/27(5)		101	97,913
5.125%, 7/15/29(5)		61	58,696

See Notes to Financial Statements.

Global Income Builder Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Commercial Services & Supplies (continued)
Clean Harbors, Inc.: (continued)
6.375%, 2/1/31(5)		38	$ 38,812
EC Finance PLC, 3.00%, 10/15/26(7)	EUR	274	284,307
Gartner, Inc.:
3.75%, 10/1/30(5)		187	163,506
4.50%, 7/1/28(5)		151	142,164
GFL Environmental, Inc.:
3.50%, 9/1/28(5)		265	241,166
3.75%, 8/1/25(5)		130	125,834
4.75%, 6/15/29(5)		343	319,570
HealthEquity, Inc., 4.50%, 10/1/29(5)		153	137,004
Hertz Corp. (The):
4.625%, 12/1/26(5)		29	26,149
5.00%, 12/1/29(5)		230	188,375
Korn Ferry, 4.625%, 12/15/27(5)		233	221,612
Madison IAQ, LLC, 5.875%, 6/30/29(5)		323	253,138
Metis Merger Sub, LLC, 6.50%, 5/15/29(5)		390	330,938
NESCO Holdings II, Inc., 5.50%, 4/15/29(5)		206	186,325
Paprec Holding S.A., 3.50%, 7/1/28(7)	EUR	352	346,965
PROG Holdings, Inc., 6.00%, 11/15/29(5)		139	125,234
Team Health Holdings, Inc., 6.375%, 2/1/25(5)		235	121,478
Tervita Corp., 11.00%, 12/1/25(5)		123	131,653
			$ 3,866,519
Construction & Engineering — 0.1%
TopBuild Corp., 4.125%, 2/15/32(5)		263	$ 226,383
			$ 226,383
Construction Materials — 0.2%
Smyrna Ready Mix Concrete, LLC, 6.00%, 11/1/28(5)		454	$ 425,476
			$ 425,476
Consumer Finance — 0.3%
CPUK Finance, Ltd., 4.875%, 2/28/47(7)	GBP	278	$ 331,685
PRA Group, Inc., 7.375%, 9/1/25(5)		261	260,416
			$ 592,101
Containers & Packaging — 0.7%
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC, 3.00%, 9/1/29(7)	EUR	400	$ 325,011
Canpack S.A./Canpack US, LLC, 3.875%, 11/15/29(5)		312	250,582
Kleopatra Finco S.a.r.l., 4.25%, 3/1/26(7)	EUR	479	430,429
LABL, Inc., 5.875%, 11/1/28(5)		66	61,009
Security	Principal Amount (000's omitted)*		Value
Containers & Packaging (continued)
Schoeller Packaging B.V., 6.375%, 11/1/24(7)	EUR	450	$ 356,573
Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, 2/1/28(5)		78	79,249
			$ 1,502,853
Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co.:
4.125%, 4/1/29(5)		74	$ 65,628
5.50%, 6/1/28(5)		180	172,522
			$ 238,150
Distributors — 0.6%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(5)		346	$ 317,809
Parts Europe S.A., 7.20%, (3 mo. EURIBOR + 4.00%), 7/20/27(7)(11)	EUR	350	384,247
Performance Food Group, Inc.:
4.25%, 8/1/29(5)		315	287,045
5.50%, 10/15/27(5)		169	165,797
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(5)		71	73,574
7.75%, 3/15/31(5)		132	140,415
			$ 1,368,887
Diversified Consumer Services — 0.3%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(7)		750	$ 731,889
			$ 731,889
Diversified Financial Services — 0.1%
Alpha Holding S.A. de CV, 9.00%, 2/10/25(5)(12)		189	$ 2,595
American AgCredit Corp., Series QIB, 5.25% to 6/15/26(5)(9)(10)		250	218,437
VistaJet Malta Finance PLC/XO Management Holding, Inc., 7.875%, 5/1/27(5)		101	96,056
			$ 317,088
Diversified REITs — 0.3%
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 4.50%, 4/1/27(5)		245	$ 202,914
CTR Partnership, L.P./CareTrust Capital Corp., 3.875%, 6/30/28(5)		250	218,624
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.375%, 6/15/26(5)		200	177,741
			$ 599,279

See Notes to Financial Statements.

Global Income Builder Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Diversified Telecommunication Services — 0.4%
Level 3 Financing, Inc., 4.25%, 7/1/28(5)		324	$ 189,247
Lorca Telecom Bondco S.A., 4.00%, 9/18/27(7)	EUR	650	660,050
			$ 849,297
Electric Utilities — 1.5%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(9)(10)		93	$ 78,585
Electricite de France S.A., 7.50% to 9/6/28(7)(9)(10)	EUR	200	215,862
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(5)		435	371,481
FirstEnergy Corp.:
2.65%, 3/1/30		53	45,832
Series B, 4.15%, 7/15/27		257	250,301
Imola Merger Corp., 4.75%, 5/15/29(5)		370	320,811
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(5)		9	8,672
4.50%, 9/15/27(5)		205	193,035
NRG Energy, Inc.:
3.375%, 2/15/29(5)		106	89,856
3.625%, 2/15/31(5)		177	143,536
3.875%, 2/15/32(5)		195	157,703
5.25%, 6/15/29(5)		122	112,675
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(5)		199	185,314
Sempra Energy, 4.125% to 1/1/27, 4/1/52(10)		167	135,540
Southern California Edison Co., Series E, 9.498%, (3 mo. USD LIBOR + 4.199%)(9)(11)		101	99,990
Southern Co. (The):
Series 21-A, 3.75% to 6/15/26, 9/15/51(10)		120	102,417
Series B, 4.00% to 10/15/25, 1/15/51(10)		56	52,758
TerraForm Power Operating, LLC, 5.00%, 1/31/28(5)		237	227,188
TransAlta Corp., 7.75%, 11/15/29		166	174,514
Vistra Operations Co., LLC:
4.375%, 5/1/29(5)		173	154,828
5.00%, 7/31/27(5)		232	220,847
			$ 3,341,745
Electronic Equipment, Instruments & Components — 0.3%
Coherent Corp., 5.00%, 12/15/29(5)		195	$ 175,757
Energizer Gamma Acquisition B.V., 3.50%, 6/30/29(7)	EUR	250	218,763
Sensata Technologies B.V., 5.00%, 10/1/25(5)		57	56,204
WESCO Distribution, Inc., 7.25%, 6/15/28(5)		153	157,258
			$ 607,982
Security	Principal Amount (000's omitted)*		Value
Entertainment — 1.3%
Allwyn Entertainment Financing UK PLC, 7.25%, 4/30/30(7)	EUR	275	$ 307,289
Banijay Entertainment SASU, 5.375%, 3/1/25(5)		200	195,248
Boyne USA, Inc., 4.75%, 5/15/29(5)		141	127,845
Caesars Entertainment, Inc.:
6.25%, 7/1/25(5)		417	417,884
7.00%, 2/15/30(5)		100	100,983
8.125%, 7/1/27(5)		56	57,189
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(5)		233	224,874
Cinemark USA, Inc., 5.25%, 7/15/28(5)		206	183,890
Jacobs Entertainment, Inc., 6.75%, 2/15/29(5)		278	242,110
LHMC Finco 2 S.a.r.l., 7.25%, (7.25% cash or 8.00% PIK), 10/2/25(7)(8)	EUR	564	584,558
Lottomatica SpA, 6.25%, 7/15/25(7)	EUR	200	223,256
Scientific Games International, Inc., 7.00%, 5/15/28(5)		216	215,748
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(5)		65	58,561
			$ 2,939,435
Financial Services — 1.8%
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(5)		145	$ 149,208
Allied Universal Holdco, LLC/Allied Universal Finance Corp.:
6.625%, 7/15/26(5)		485	468,169
9.75%, 7/15/27(5)		203	189,102
Ally Financial, Inc., Series B, 4.70% to 5/15/26(9)(10)		270	199,969
Compass Group Diversified Holdings, LLC, 5.25%, 4/15/29(5)		210	189,209
Encore Capital Group, Inc.:
5.375%, 2/15/26(7)	GBP	180	201,784
7.427%, (3 mo. EURIBOR + 4.25%), 1/15/28(7)(11)	EUR	200	211,848
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:
6.25%, 5/15/26		99	97,545
6.375%, 12/15/25		120	119,172
Intrum AB, 9.25%, 3/15/28(7)	EUR	125	131,884
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(5)		305	273,269
Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(5)		343	293,159
Louvre Bidco S.A.S., 6.50%, 9/30/24(7)	EUR	310	332,025
Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(5)		160	148,815
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.875%, 10/15/26(5)		156	139,076
3.625%, 3/1/29(5)		202	170,995
4.00%, 10/15/33(5)		30	23,510

See Notes to Financial Statements.

Global Income Builder Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Financial Services (continued)
Sherwood Financing PLC, 6.00%, 11/15/26(7)	GBP	420	$ 438,576
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(5)		348	301,450
			$ 4,078,765
Food Products — 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(5)		138	$ 128,870
5.875%, 2/15/28(5)		181	179,411
Chobani, LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25(5)		253	248,350
Darling Ingredients, Inc., 6.00%, 6/15/30(5)		110	108,921
Land O' Lakes, Inc., 8.00%(5)(9)		235	217,333
Nomad Foods Bondco PLC, 2.50%, 6/24/28(7)	EUR	571	546,835
Pilgrim's Pride Corp., 3.50%, 3/1/32		252	203,098
			$ 1,632,818
Gas Utilities — 0.1%
NiSource, Inc., 5.65% to 6/15/23(9)(10)		280	$ 267,092
			$ 267,092
Health Care Equipment & Supplies — 1.4%
Centene Corp.:
3.375%, 2/15/30		39	$ 34,471
4.625%, 12/15/29		140	132,076
Compass Minerals International, Inc., 6.75%, 12/1/27(5)		399	383,043
LifePoint Health, Inc., 5.375%, 1/15/29(5)		200	125,566
Medline Borrower, L.P., 5.25%, 10/1/29(5)		531	459,818
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(5)		101	81,557
Molina Healthcare, Inc.:
3.875%, 11/15/30(5)		245	216,343
3.875%, 5/15/32(5)		189	162,161
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(5)		240	199,908
Tenet Healthcare Corp.:
4.375%, 1/15/30		17	15,641
4.625%, 9/1/24		49	48,754
4.875%, 1/1/26		290	286,021
5.125%, 11/1/27		138	134,069
6.125%, 10/1/28		289	280,737
6.875%, 11/15/31		133	130,462
US Acute Care Solutions, LLC, 6.375%, 3/1/26(5)		400	357,432
Varex Imaging Corp., 7.875%, 10/15/27(5)		179	177,401
			$ 3,225,460
Security	Principal Amount (000's omitted)*		Value
Health Care Providers & Services — 0.5%
AMN Healthcare, Inc., 4.00%, 4/15/29(5)		290	$ 255,544
Catalent Pharma Solutions, Inc., 3.50%, 4/1/30(5)		194	164,677
Chrome Bidco SASU, 3.50%, 5/31/28(7)	EUR	300	268,236
IQVIA, Inc., 2.875%, 6/15/28(7)	EUR	150	146,448
Legacy LifePoint Health, LLC, 4.375%, 2/15/27(5)		173	147,438
ModivCare, Inc., 5.875%, 11/15/25(5)		235	224,780
			$ 1,207,123
Hotels, Restaurants & Leisure — 0.4%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:
3.875%, 1/15/28(5)		286	$ 268,648
4.375%, 1/15/28(5)		182	170,371
5.75%, 4/15/25(5)		66	66,216
Lithia Motors, Inc., 4.625%, 12/15/27(5)		91	84,964
MGM Resorts International, 4.75%, 10/15/28		184	172,239
Viking Cruises, Ltd., 5.875%, 9/15/27(5)		279	239,685
			$ 1,002,123
Household Products — 0.1%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(5)		49	$ 43,243
Tempur Sealy International, Inc., 3.875%, 10/15/31(5)		301	249,969
			$ 293,212
Housewares — 0.1%
ProGroup AG, 3.00%, 3/31/26(7)	EUR	163	$ 168,874
			$ 168,874
Independent Power and Renewable Electricity Producers — 0.3%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(10)		113	$ 91,517
Calpine Corp.:
5.125%, 3/15/28(5)		273	252,529
5.25%, 6/1/26(5)		50	48,700
NRG Energy, Inc.:
5.75%, 1/15/28		210	205,005
10.25% to 3/15/28(5)(9)(10)		174	170,904
			$ 768,655
Industrial Conglomerates — 0.2%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(5)		162	$ 152,448
Gatwick Airport Finance PLC, 4.375%, 4/7/26(7)	GBP	245	285,564
Paprec Holding S.A., 4.00%, 3/31/25(7)	EUR	115	124,521
			$ 562,533

See Notes to Financial Statements.

Global Income Builder Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Insurance — 0.6%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(5)		96	$ 89,742
Corebridge Financial, Inc., 6.875% to 9/15/27, 12/15/52(5)(10)		187	169,653
Galaxy Finco, Ltd., 9.25%, 7/31/27(7)	GBP	525	583,918
Jones DesLauriers Insurance Management, Inc., 10.50%, 12/15/30(5)		169	171,928
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(5)(10)		216	174,466
Lincoln National Corp., 9.25% to 12/1/27(9)(10)		38	38,332
Prudential Financial, Inc., 5.125% to 11/28/31, 3/1/52(10)		60	54,408
QBE Insurance Group, Ltd., 5.875% to 5/12/25(5)(9)(10)		222	210,164
			$ 1,492,611
Internet & Direct Marketing Retail — 0.2%
Arches Buyer, Inc.:
4.25%, 6/1/28(5)		82	$ 70,662
6.125%, 12/1/28(5)		151	131,145
Match Group Holdings II, LLC, 3.625%, 10/1/31(5)		273	223,333
			$ 425,140
Leisure Products — 0.7%
Life Time, Inc.:
5.75%, 1/15/26(5)		199	$ 194,518
8.00%, 4/15/26(5)		278	276,707
Lindblad Expeditions Holdings, Inc., 9.00%, 5/15/28(5)		114	114,453
Lindblad Expeditions, LLC, 6.75%, 2/15/27(5)		154	144,901
NCL Corp., Ltd.:
3.625%, 12/15/24(5)		54	50,688
5.875%, 3/15/26(5)		106	91,419
5.875%, 2/15/27(5)		67	63,264
7.75%, 2/15/29(5)		56	47,468
NCL Finance, Ltd., 6.125%, 3/15/28(5)		136	109,948
Royal Caribbean Cruises, Ltd., 11.625%, 8/15/27(5)		201	214,021
Sabre GLBL, Inc.:
9.25%, 4/15/25(5)		125	115,437
11.25%, 12/15/27(5)		124	109,043
Viking Cruises, Ltd., 7.00%, 2/15/29(5)		104	87,978
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(5)		66	55,841
			$ 1,675,686
Life Sciences Tools & Services — 0.1%
W.R. Grace Holdings, LLC:
4.875%, 6/15/27(5)		245	$ 232,983
Security	Principal Amount (000's omitted)*		Value
Life Sciences Tools & Services (continued)
W.R. Grace Holdings, LLC: (continued)
7.375%, 3/1/31(5)		73	$ 73,237
			$ 306,220
Machinery — 0.2%
Chart Industries, Inc., 9.50%, 1/1/31(5)		140	$ 148,389
IMA Industria Macchine Automatiche SpA, 3.75%, 1/15/28(7)	EUR	236	227,797
			$ 376,186
Media — 2.0%
Altice France S.A., 8.125%, 2/1/27(5)		458	$ 409,373
Audacy Capital Corp., 6.75%, 3/31/29(5)		261	19,810
Beasley Mezzanine Holdings, LLC, 8.625%, 2/1/26(5)		308	200,585
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(5)		338	277,199
4.50%, 8/15/30(5)		343	288,394
4.75%, 3/1/30(5)		322	277,489
4.75%, 2/1/32(5)		139	115,174
5.375%, 6/1/29(5)		110	101,009
6.375%, 9/1/29(5)		253	240,669
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(5)		237	180,099
CMG Media Corp., 8.875%, 12/15/27(5)		308	239,171
DISH Network Corp., 11.75%, 11/15/27(5)		160	151,320
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(5)		205	175,814
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(5)		84	74,686
8.00%, 8/1/29(5)		275	236,748
National CineMedia, LLC:
5.75%, 8/15/26(12)		189	5,902
5.875%, 4/15/28(5)(12)		245	88,506
Outfront Media Capital, LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(5)		54	45,639
6.25%, 6/15/25(5)		137	137,290
Sirius XM Radio, Inc.:
3.125%, 9/1/26(5)		125	112,004
3.875%, 9/1/31(5)		126	95,356
5.00%, 8/1/27(5)		218	200,770
Summer (BC) Holdco A S.a.r.l., 9.25%, 10/31/27(7)	EUR	129	115,150
Summer (BC) Holdco B S.a.r.l., 5.75%, 10/31/26(7)	EUR	400	384,851
Townsquare Media, Inc., 6.875%, 2/1/26(5)		141	131,611

See Notes to Financial Statements.

Global Income Builder Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Media (continued)
Univision Communications, Inc., 7.375%, 6/30/30(5)		142	$ 136,398
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(7)	GBP	200	207,293
			$ 4,648,310
Metals & Mining — 1.5%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		598	$ 605,254
BWX Technologies, Inc.:
4.125%, 6/30/28(5)		159	146,302
4.125%, 4/15/29(5)		118	106,921
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(5)		460	468,424
Constellium SE, 3.125%, 7/15/29(7)	EUR	100	91,001
Eldorado Gold Corp., 6.25%, 9/1/29(5)		251	233,660
Freeport-McMoRan, Inc., 5.45%, 3/15/43		267	251,038
Hudbay Minerals, Inc.:
4.50%, 4/1/26(5)		204	190,162
6.125%, 4/1/29(5)		96	89,878
New Gold, Inc., 7.50%, 7/15/27(5)		347	334,817
Novelis Corp., 3.25%, 11/15/26(5)		89	81,574
Novelis Sheet Ingot GmbH, 3.375%, 4/15/29(7)	EUR	200	190,741
Permian Resources Operating, LLC, 5.375%, 1/15/26(5)		225	215,004
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(5)		253	229,804
TMS International Corp., 6.25%, 4/15/29(5)		196	152,146
			$ 3,386,726
Oil and Gas — 0.0%(6)
Petroleos Mexicanos, 6.50%, 3/13/27		100	$ 89,843
			$ 89,843
Oil, Gas & Consumable Fuels — 2.3%
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(5)		555	$ 539,530
CrownRock, L.P./CrownRock Finance, Inc., 5.00%, 5/1/29(5)		173	163,612
CVR Energy, Inc., 5.75%, 2/15/28(5)		439	392,848
EnLink Midstream Partners, L.P., Series C, 8.976%, (3 mo. USD LIBOR + 4.11%)(9)(11)		145	121,989
EQT Corp.:
5.00%, 1/15/29		53	50,798
6.125%, 2/1/25		69	69,287
7.00%, 2/1/30		102	107,741
Nabors Industries, Ltd., 7.50%, 1/15/28(5)		118	107,528
Neptune Energy Bondco PLC, 6.625%, 5/15/25(5)		200	197,414
Occidental Petroleum Corp., 6.625%, 9/1/30		254	271,396
Odebrecht Oil & Gas Finance, Ltd., 0.00%(5)(9)		862	862
Security	Principal Amount (000's omitted)*		Value
Oil, Gas & Consumable Fuels (continued)
Parkland Corp.:
4.50%, 10/1/29(5)		110	$ 96,512
4.625%, 5/1/30(5)		202	175,999
Permian Resources Operating, LLC:
5.875%, 7/1/29(5)		260	246,304
7.75%, 2/15/26(5)		190	192,344
Plains All American Pipeline, L.P., Series B, 8.974%, (3 mo. USD LIBOR + 4.11%)(9)(11)		327	291,030
Precision Drilling Corp.:
6.875%, 1/15/29(5)		152	139,608
7.125%, 1/15/26(5)		99	96,269
Shelf Drilling Holdings, Ltd.:
8.25%, 2/15/25(5)		245	223,253
8.875%, 11/15/24(5)		71	71,071
Southwestern Energy Co., 4.75%, 2/1/32		194	171,334
Sunoco, L.P./Sunoco Finance Corp.:
4.50%, 5/15/29		209	188,531
4.50%, 4/30/30		226	201,962
Tap Rock Resources, LLC, 7.00%, 10/1/26(5)		292	280,847
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.:
4.00%, 1/15/32		169	148,690
4.875%, 2/1/31		37	34,903
5.50%, 3/1/30		36	35,103
Transocean Poseidon, Ltd., 6.875%, 2/1/27(5)		147	143,619
Transocean, Inc., 8.75%, 2/15/30(5)		88	88,880
Wintershall Dea Finance 2 B.V., 2.499% to 4/20/26(7)(9)(10)	EUR	500	466,151
			$ 5,315,415
Passenger Airlines — 0.6%
Air Canada, 3.875%, 8/15/26(5)		101	$ 93,621
Air France-KLM:
7.25%, 5/31/26(7)	EUR	200	224,895
8.125%, 5/31/28(7)	EUR	300	335,406
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(5)		314	308,707
5.75%, 4/20/29(5)		144	137,027
United Airlines, Inc., 4.625%, 4/15/29(5)		193	174,873
			$ 1,274,529
Pharmaceuticals — 0.9%
BellRing Brands, Inc., 7.00%, 3/15/30(5)		336	$ 344,527
Cheplapharm Arzneimittel GmbH, 8.024%, (3 mo. EURIBOR + 4.75%), 5/15/30(7)(11)(13)	EUR	300	327,264

See Notes to Financial Statements.

Global Income Builder Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Pharmaceuticals (continued)
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(5)(12)		200	$ 142,500
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(5)(12)		247	173,295
Gruenenthal GmbH, 6.75%, 5/15/30(7)	EUR	200	221,616
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(5)		217	207,995
Option Care Health, Inc., 4.375%, 10/31/29(5)		140	126,006
P&L Development, LLC/PLD Finance Corp., 7.75%, 11/15/25(5)		253	202,670
Perrigo Finance Unlimited Co., 4.40%, 6/15/30		400	361,647
			$ 2,107,520
Pipelines — 1.1%
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:
5.75%, 3/1/27(5)		102	$ 98,801
7.875%, 5/15/26(5)		109	112,028
Cheniere Energy Partners, L.P., 4.00%, 3/1/31		233	208,692
Cheniere Energy, Inc., 4.625%, 10/15/28		239	228,030
DT Midstream, Inc., 4.125%, 6/15/29(5)		172	152,627
Energy Transfer, L.P.:
5.00%, 5/15/50		136	115,610
Series B, 6.625% to 2/15/28(9)(10)		147	112,866
EQM Midstream Partners, L.P.:
4.50%, 1/15/29(5)		364	309,814
6.00%, 7/1/25(5)		43	42,301
6.50%, 7/1/27(5)		116	113,255
7.50%, 6/1/30(5)		126	122,435
Kinetik Holdings, L.P., 5.875%, 6/15/30(5)		237	227,292
New Fortress Energy, Inc., 6.50%, 9/30/26(5)		307	283,088
Venture Global Calcasieu Pass, LLC, 3.875%, 8/15/29(5)		146	131,298
Western Midstream Operating, L.P.:
4.30%, 2/1/30		207	189,138
4.50%, 3/1/28		27	25,793
4.75%, 8/15/28		24	23,057
			$ 2,496,125
Real Estate Investment Trusts (REITs) — 0.6%
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.75%, 9/15/30(5)		151	$ 118,823
6.00%, 4/15/25(5)		127	123,600
Heimstaden Bostad AB:
3.00% to 10/29/27(7)(9)(10)	EUR	315	193,661
3.375% to 1/15/26(7)(9)(10)	EUR	100	62,705
Security	Principal Amount (000's omitted)*		Value
Real Estate Investment Trusts (REITs) (continued)
VICI Properties, L.P./VICI Note Co., Inc.:
3.75%, 2/15/27(5)		27	$ 25,268
4.125%, 8/15/30(5)		198	176,793
4.25%, 12/1/26(5)		300	286,229
4.50%, 9/1/26(5)		100	95,226
4.625%, 12/1/29(5)		66	61,378
5.625%, 5/1/24(5)		200	199,212
			$ 1,342,895
Semiconductors & Semiconductor Equipment — 0.1%
ON Semiconductor Corp., 3.875%, 9/1/28(5)		258	$ 232,522
			$ 232,522
Software — 0.6%
Athenahealth Group, Inc., 6.50%, 2/15/30(5)		306	$ 251,626
Black Knight InfoServ, LLC, 3.625%, 9/1/28(5)		152	137,560
Clarivate Science Holdings Corp., 4.875%, 7/1/29(5)		182	164,123
Cloud Software Group, Inc., 9.00%, 9/30/29(5)		169	145,376
Fair Isaac Corp., 4.00%, 6/15/28(5)		165	153,950
Open Text Corp., 3.875%, 2/15/28(5)		37	32,851
Open Text Holdings, Inc., 4.125%, 2/15/30(5)		37	31,651
Playtika Holding Corp., 4.25%, 3/15/29(5)		303	257,823
SS&C Technologies, Inc., 5.50%, 9/30/27(5)		296	286,903
			$ 1,461,863
Specialty Retail — 2.3%
Arko Corp., 5.125%, 11/15/29(5)		259	$ 210,101
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(5)		27	24,062
4.75%, 3/1/30		228	202,609
5.00%, 2/15/32(5)		28	24,153
Bath & Body Works, Inc.:
6.625%, 10/1/30(5)		45	43,250
6.75%, 7/1/36		80	71,312
6.95%, 3/1/33		168	148,398
7.60%, 7/15/37		75	66,707
9.375%, 7/1/25(5)		31	33,211
Dave & Buster's, Inc., 7.625%, 11/1/25(5)		457	465,098
Dufry One B.V., 3.375%, 4/15/28(7)	EUR	479	468,762
Evergreen AcqCo 1, L.P./TVI, Inc., 9.75%, 4/26/28(5)		204	204,467
Ferrellgas, L.P./Ferrellgas Finance Corp., 5.875%, 4/1/29(5)		151	127,736
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(5)		100	87,647
Group 1 Automotive, Inc., 4.00%, 8/15/28(5)		203	180,333

See Notes to Financial Statements.

Global Income Builder Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Specialty Retail (continued)
IRB Holding Corp., 7.00%, 6/15/25(5)		98	$ 99,298
Ken Garff Automotive, LLC, 4.875%, 9/15/28(5)		155	135,526
Kohl's Corp., 3.625%, 5/1/31		169	115,441
LCM Investments Holdings II, LLC, 4.875%, 5/1/29(5)		257	219,353
Lithia Motors, Inc., 3.875%, 6/1/29(5)		86	74,565
Macy's Retail Holdings, LLC, 5.875%, 4/1/29(5)		73	66,936
Midco GB SASU, 7.75%, (7.75% cash or 8.50% PIK), 11/1/27(7)(8)	EUR	285	287,725
Patrick Industries, Inc., 7.50%, 10/15/27(5)		30	29,521
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(5)		250	236,577
7.75%, 2/15/29(5)		264	260,577
Punch Finance PLC, 6.125%, 6/30/26(7)	GBP	340	368,681
Sonic Automotive, Inc.:
4.625%, 11/15/29(5)		172	144,487
4.875%, 11/15/31(5)		143	115,611
SRS Distribution, Inc., 6.00%, 12/1/29(5)		77	62,818
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(5)		135	118,358
Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(5)		254	225,240
Victoria's Secret & Co., 4.625%, 7/15/29(5)		132	106,892
Yum! Brands, Inc., 3.625%, 3/15/31		340	300,767
			$ 5,326,219
Technology Hardware, Storage & Peripherals — 0.7%
Almaviva-The Italian Innovation Co. SpA, 4.875%, 10/30/26(7)	EUR	305	$ 317,175
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(5)		410	376,101
4.00%, 7/1/29(5)		97	88,198
NCR Corp.:
5.125%, 4/15/29(5)		69	59,761
5.25%, 10/1/30(5)		104	87,543
Presidio Holdings, Inc., 8.25%, 2/1/28(5)		158	148,939
Science Applications International Corp., 4.875%, 4/1/28(5)		260	245,658
Seagate HDD Cayman:
4.091%, 6/1/29		52	45,163
9.625%, 12/1/32(5)		248	272,678
			$ 1,641,216
Telecommunications — 1.4%
Ciena Corp., 4.00%, 1/31/30(5)		117	$ 102,916
Security	Principal Amount (000's omitted)*		Value
Telecommunications (continued)
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(5)		421	$ 401,791
Rogers Communications, Inc., 5.25% to 3/15/27, 3/15/82(5)(10)		25	22,614
Sprint Capital Corp., 6.875%, 11/15/28		305	329,090
Sprint, LLC, 7.875%, 9/15/23		375	378,373
Telecom Italia SpA:
2.75%, 4/15/25(7)	EUR	140	146,362
4.00%, 4/11/24(7)	EUR	200	217,901
6.875%, 2/15/28(7)	EUR	100	110,916
Telefonica Europe B.V., 7.125% to 8/23/28(7)(9)(10)	EUR	200	224,750
T-Mobile USA, Inc.:
2.25%, 2/15/26		132	122,962
2.625%, 2/15/29		74	65,462
2.875%, 2/15/31		99	85,884
4.75%, 2/1/28		170	169,312
Viasat, Inc., 5.625%, 4/15/27(5)		61	56,639
Vodafone Group PLC:
2.625% to 5/27/26, 8/27/80(7)(10)	EUR	220	218,450
4.875% to 7/3/25, 10/3/78(7)(10)	GBP	215	257,548
Wp/ap Telecom Holdings III B.V., 5.50%, 1/15/30(7)	EUR	259	234,086
			$ 3,145,056
Transportation — 0.2%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(5)		249	$ 223,774
Seaspan Corp., 5.50%, 8/1/29(5)		213	170,664
			$ 394,438
Wireless Telecommunication Services — 0.2%
Iliad Holding SASU, 6.50%, 10/15/26(5)		258	$ 248,482
Sprint, LLC, 7.625%, 3/1/26		157	166,391
			$ 414,873
Total Corporate Bonds (identified cost $91,334,592)			$ 82,121,875

Preferred Stocks — 1.0%
Security	Shares	Value
Banks — 0.1%
Farm Credit Bank of Texas, 6.75% to 9/15/23(5)(10)	669	$ 65,478
JPMorgan Chase & Co., Series LL, 4.625%	4,150	89,059
		$ 154,537

See Notes to Financial Statements.

Global Income Builder Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets — 0.1%
Affiliated Managers Group, Inc., 4.75%	5,486	$ 109,391
KKR Group Finance Co. IX, LLC, 4.625%	7,175	136,827
Stifel Financial Corp., Series D, 4.50%	4,600	75,348
		$ 321,566
Electric Utilities — 0.1%
Brookfield BRP Holdings Canada, Inc., 4.625%	7,000	$ 112,840
SCE Trust III, Series H, 5.75% to 3/15/24(10)	4,892	104,689
SCE Trust IV, Series J, 5.375% to 9/15/25(10)	1,911	38,889
SCE Trust V, Series K, 5.45% to 3/15/26(10)	3,551	79,116
SCE Trust VI, 5.00%	357	7,065
		$ 342,599
Insurance — 0.1%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(10)	2,718	$ 64,906
Arch Capital Group, Ltd., Series G, 4.55%	7,143	137,002
		$ 201,908
Oil, Gas & Consumable Fuels — 0.2%
Energy Transfer, L.P.:
Series C, 7.375% to 5/30/23(10)	3,000	$ 71,760
Series E, 7.60% to 5/15/24(10)	4,970	114,907
NuStar Energy, L.P., Series B, 10.945% (3 mo. USD LIBOR + 5.643%)(11)	11,260	259,768
		$ 446,435
Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P.:
Series A, 5.75%	6,429	$ 80,363
Series A2, 6.375%	8,191	113,691
		$ 194,054
Retail REITs — 0.0%(6)
SITE Centers Corp., Series A, 6.375%	4,730	$ 115,128
		$ 115,128
Trading Companies & Distributors — 0.2%
WESCO International, Inc., Series A, 10.625% to 6/22/25(10)	12,788	$ 347,834
		$ 347,834
Security	Shares	Value
Wireless Telecommunication Services — 0.1%
United States Cellular Corp., 5.50%	11,360	$ 171,877
		$ 171,877
Total Preferred Stocks (identified cost $2,836,261)		$ 2,295,938

Senior Floating-Rate Loans — 1.2%(14)
Borrower/Description	Principal Amount (000's omitted)	Value
Airlines — 0.3%
Air Canada, Term Loan, 8.369%, (3 mo. USD LIBOR + 3.50%), 8/11/28	$202	$ 202,375
Mileage Plus Holdings, LLC, Term Loan, 10.213%, (3 mo. USD LIBOR + 5.25%), 6/21/27	362	377,576
		$ 579,951
Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., Term Loan, 3/8/30(15)	$175	$ 174,344
		$ 174,344
Auto Components — 0.0%(6)
Clarios Global, L.P., Term Loan, 4/26/30(15)	$58	$ 57,927
		$ 57,927
Health Care — 0.1%
Pluto Acquisition I, Inc., Term Loan, 8.953%, (3 mo. USD LIBOR + 4.00%), 6/22/26	$189	$ 137,971
		$ 137,971
Health Care Technology — 0.1%
Verscend Holding Corp., Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 8/27/25	$255	$ 254,700
		$ 254,700
Hotels, Restaurants & Leisure — 0.1%
Spectacle Gary Holdings, LLC, Term Loan, 9.275%, (1 mo. USD LIBOR + 4.25%), 12/10/28	$195	$ 189,515
		$ 189,515

See Notes to Financial Statements.

Global Income Builder Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
IT Services — 0.1%
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 13.775%, (1 mo. USD LIBOR + 8.75%), 6.525% cash, 7.25% PIK, 2/28/25	$241	$ 244,167
		$ 244,167
Leisure Products — 0.1%
Peloton Interactive, Inc., Term Loan, 11.757%, (SOFR + 6.50%), 5/25/27	$139	$ 139,019
		$ 139,019
Software — 0.0%(6)
GoTo Group, Inc., Term Loan, 9.775%, (1 mo. USD LIBOR + 4.75%), 8/31/27	$0 (16)	$ 58
Riverbed Technology, Inc., Term Loan, 12.84%, (3 mo. USD LIBOR + 8.00%), 10.84% cash, 2.00% PIK, 12/7/26	137	43,727
		$ 43,785
Specialty Retail — 0.2%
Michaels Companies, Inc., Term Loan, 9.409%, (3 mo. USD LIBOR + 4.25%), 4/15/28	$181	$ 166,001
PetSmart, Inc., Term Loan, 8.832%, (SOFR + 3.75%), 2/11/28	380	378,292
		$ 544,293
Trading Companies & Distributors — 0.1%
Spin Holdco, Inc., Term Loan, 8.986%, (3 mo. USD LIBOR + 4.00%), 3/4/28	$294	$ 245,716
		$ 245,716
Total Senior Floating-Rate Loans (identified cost $2,764,287)		$ 2,611,388

Miscellaneous — 0.0%(6)
Security	Principal Amount/ Shares	Value
Diversified Financial Services — 0.0%
Alpha Holding S.A., Escrow Certificates(1)(17)	400,000	$ 0
		$ 0
Transportation — 0.0%(6)
Hertz Corp., Escrow Certificates(1)	$58,000	$ 4,640
Security	Principal Amount/ Shares	Value
Transportation (continued)
Hertz Corp., Escrow Certificates(1)	$167,000	$ 5,845
Hertz Corp., Escrow Certificates(1)	$110,000	3,850
		$ 14,335
Total Miscellaneous (identified cost $61,182)		$ 14,335

Short-Term Investments — 1.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(18)	2,855,589	$ 2,855,589
Total Short-Term Investments (identified cost $2,855,589)		$ 2,855,589
Total Investments — 98.2% (identified cost $190,401,157)		$225,888,716
Other Assets, Less Liabilities — 1.8%		$ 4,034,399
Net Assets — 100.0%		$229,923,115
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Non-income producing security.
(2)	Securities are traded on separate exchanges for the same entity.
(3)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $50,189,492 or 21.8% of the Portfolio's net assets.
(6)	Amount is less than 0.05%.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2023, the aggregate value of these securities is $17,569,490 or 7.6% of the Portfolio's net assets.
(8)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

See Notes to Financial Statements.

Global Income Builder Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

(10)	Security converts to variable rate after the indicated fixed-rate coupon period.
(11)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2023.
(12)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy.
(13)	When-issued security.
(14)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(15)	This Senior Loan will settle after April 30, 2023, at which time the interest rate will be determined.
(16)	Principal amount is less than $500.
(17)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).
(18)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	59.7%	$134,778,594
United Kingdom	6.6	14,935,812
Germany	5.5	12,364,628
Switzerland	4.4	9,881,484
France	4.1	9,189,021
Spain	3.4	7,590,767
Netherlands	2.1	4,779,459
Denmark	2.0	4,619,555
Canada	2.0	4,448,815
Sweden	1.7	3,917,690
Norway	1.1	2,594,461
Finland	1.0	2,370,037
Japan	1.0	2,163,468
Luxembourg	0.9	2,006,734
Taiwan	0.7	1,492,279
Italy	0.6	1,434,987
Australia	0.6	1,357,467
Bermuda	0.5	1,232,145
United Arab Emirates	0.4	1,026,213
India	0.4	982,492
Belgium	0.4	852,901
Hong Kong	0.3	658,372
Mexico	0.1	274,638
Poland	0.1	250,582
Turkey	0.1	233,660
China	0.1	167,723
South Africa	0.1	144,519
Ireland	0.1	139,351
Brazil	0.0 (1)	862
Total Investments	100.0%	$225,888,716
(1)	Amount is less than 0.05%.

See Notes to Financial Statements.

Global Income Builder Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-Mini S&P 500 Index	81	Long	6/16/23	$16,963,425	$ 1,194,393
Nikkei 225 Index	12	Long	6/8/23	2,550,938	126,190
STOXX Europe 600 Bank Index	(436)	Short	6/16/23	(3,541,960)	(77,336)
STOXX Europe 600 Index	(375)	Short	6/16/23	(9,588,600)	(482,938)
STOXX Europe 600 Insurance Index	(331)	Short	6/16/23	(5,994,322)	(218,160)
					$ 542,149
Abbreviations:
ADR	– American Depositary Receipt
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
PC	– Participation Certificate
PIK	– Payment In Kind
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Global Income Builder Portfolio
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Unaffiliated investments, at value (identified cost $187,545,568)	$ 223,033,127
Affiliated investment, at value (identified cost $2,855,589)	2,855,589
Foreign currency, at value (identified cost $674,822)	673,541
Interest and dividends receivable	2,067,362
Dividends receivable from affiliated investment	10,789
Receivable for investments sold	1,016,738
Receivable for variation margin on open futures contracts	363,004
Tax reclaims receivable	1,236,160
Total assets	$231,256,310
Liabilities
Payable for investments purchased	$ 477,393
Payable for when-issued securities	327,264
Due to custodian	235,898
Payable to affiliate:
Investment adviser fee	102,981
Trustees' fees	1,244
Accrued foreign capital gains taxes	35,127
Accrued expenses	153,288
Total liabilities	$ 1,333,195
Net Assets applicable to investors' interest in Portfolio	$229,923,115

See Notes to Financial Statements.

Global Income Builder Portfolio
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $530,508)	$ 3,463,447
Dividend income from affiliated investment	49,456
Interest and other income (net of foreign taxes withheld of $5,995)	2,656,828
Total investment income	$ 6,169,731
Expenses
Investment adviser fee	$ 619,250
Trustees’ fees and expenses	7,273
Custodian fee	54,654
Legal and accounting services	34,307
Miscellaneous	13,097
Total expenses	$ 728,581
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 1,862
Total expense reductions	$ 1,862
Net expenses	$ 726,719
Net investment income	$ 5,443,012
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $15,926)	$ (971,599)
Futures contracts	(165,131)
Foreign currency transactions	(8,577)
Forward foreign currency exchange contracts	8,642
Net realized loss	$ (1,136,665)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $3,291)	$ 18,951,478
Futures contracts	542,149
Foreign currency	132,348
Net change in unrealized appreciation (depreciation)	$19,625,975
Net realized and unrealized gain	$18,489,310
Net increase in net assets from operations	$23,932,322

See Notes to Financial Statements.

Global Income Builder Portfolio
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 5,443,012	$ 10,362,002
Net realized loss	(1,136,665)	(4,517,226)
Net change in unrealized appreciation (depreciation)	19,625,975	(56,620,025)
Net increase (decrease) in net assets from operations	$ 23,932,322	$ (50,775,249)
Capital transactions:
Contributions	$ 1,463,630	$ 6,061,895
Withdrawals	(16,877,164)	(40,558,475)
Portfolio transaction fee	14,600	116,357
Net decrease in net assets from capital transactions	$ (15,398,934)	$ (34,380,223)
Net increase (decrease) in net assets	$ 8,533,388	$ (85,155,472)
Net Assets
At beginning of period	$ 221,389,727	$ 306,545,199
At end of period	$229,923,115	$221,389,727

See Notes to Financial Statements.

Global Income Builder Portfolio
April 30, 2023
Financial Highlights

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2022	2021	2020	2019	2018
Ratios (as a percentage of average daily net assets):
Expenses	0.65% (1)(2)	0.64% (2)	0.65%	0.66%	0.70%	0.75%
Net investment income	4.83% (1)	3.94%	3.01%	4.12%	4.72%	3.47%
Portfolio Turnover	36% (3)	59%	60%	118%	86%	102%
Total Return	11.26% (3)	(17.42)%	29.74%	2.64%	11.57%	(1.00)%
Net assets, end of period (000’s omitted)	$229,923	$221,390	$306,545	$263,095	$302,020	$323,437
(1)	Annualized.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(3)	Not annualized.

Global Income Builder Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Global Income Builder Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2023, Eaton Vance Global Income Builder Fund held a 99.9% interest in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

Global Income Builder Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of April 30, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

Global Income Builder Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

K  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
L  Capital Transactions—To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposed a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee was sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it received to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may have varied over time, was limited to amounts that had been authorized by the Board of Trustees and determined by Eaton Vance Management (EVM) to be appropriate. The maximum Portfolio transaction fee was 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets. Effective after the close of business on December 23, 2022, the Portfolio transaction fee was discontinued.
M  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio's average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.550%
$500 million but less than $1 billion	0.525%
$1 billion but less than $2.5 billion	0.500%
$2.5 billion and over	0.475%
For the six months ended April 30, 2023, the Portfolio’s investment adviser fee amounted to $619,250 or 0.55% (annualized) of the Portfolio’s average daily net assets.
Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2023, the investment adviser fee paid was reduced by $1,862 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $80,882,272 and $92,548,068, respectively, for the six months ended April 30, 2023.

Global Income Builder Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 192,092,860
Gross unrealized appreciation	$ 46,539,449
Gross unrealized depreciation	(12,201,444)
Net unrealized appreciation	$ 34,338,005
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2023 is included in the Portfolio of Investments. At April 30, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Equity Price Risk: The Portfolio enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio entered into forward foreign currency exchange contracts during the six months ended April 30, 2023.
The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2023, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.
The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

Global Income Builder Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at April 30, 2023 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures contracts	$1,320,583 (1)	$(778,434) (1)
(1)	Only the current day's variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2023 was as follows:
Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Equity Price	Futures contracts	$ (165,131)	$ 542,149
Foreign Exchange	Forward foreign currency exchange contracts	8,642	—
Total		$(156,489)	$542,149
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts and Forward foreign currency exchange contracts, respectively.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2023, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*
$8,133,000	$8,129,000	$124,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2023.

Global Income Builder Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At April 30, 2023, the value of the Portfolio’s investment in funds that may be deemed to be affiliated was $2,855,589, which represents 1.2% of the Portfolio’s net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,319,217	$31,402,069	$(29,865,697)	$ —	$ —	$2,855,589	$49,456	2,855,589
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Communication Services	$ 4,899,804	$ 2,814,080	$ —	$ 7,713,884
Consumer Discretionary	7,867,030	8,561,575	—	16,428,605
Consumer Staples	5,373,194	4,538,673	—	9,911,867
Energy	6,126,093	—	—	6,126,093
Financials	7,789,326	22,256,130	—	30,045,456
Health Care	11,144,588	8,929,800	—	20,074,388
Industrials	4,150,267	12,426,919	—	16,577,186
Information Technology	15,869,476	5,031,217	—	20,900,693
Materials	—	4,860,713	—	4,860,713
Real Estate	755,301	—	—	755,301
Utilities	1,264,905	835,383	—	2,100,288
Total Common Stocks	$ 65,239,984	$ 70,254,490**	$ —	$ 135,494,474
Convertible Bonds	$ —	$ 494,485	$ —	$ 494,485
Convertible Preferred Stocks	—	632	—	632
Corporate Bonds	—	82,121,875	—	82,121,875
Preferred Stocks:
Communication Services	171,877	—	—	171,877
Energy	446,435	—	—	446,435
Financials	612,533	65,478	—	678,011

Global Income Builder Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Industrials	$ 347,834	$ —	$ —	$ 347,834
Real Estate	309,182	—	—	309,182
Utilities	342,599	—	—	342,599
Total Preferred Stocks	$ 2,230,460	$ 65,478	$ —	$ 2,295,938
Senior Floating-Rate Loans	$ —	$ 2,611,388	$ —	$ 2,611,388
Miscellaneous	—	14,335	0	14,335
Short-Term Investments	2,855,589	—	—	2,855,589
Total Investments	$ 70,326,033	$ 155,562,683	$ 0	$ 225,888,716
Futures Contracts	$ 1,194,393	$ 126,190	$ —	$ 1,320,583
Total	$ 71,520,426	$ 155,688,873	$ 0	$ 227,209,299
Liability Description
Futures Contracts	$ (778,434)	$ —	$ —	$ (778,434)
Total	$ (778,434)	$ —	$ —	$ (778,434)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2023 is not presented.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.
10  Termination of Portfolio
On April 18, 2023, the Portfolio's Trustees approved the termination of the Portfolio. The Portfolio made a pro-rata distribution of net assets to each interest holder as of the close of business on June 16, 2023.

Eaton Vance
Global Income Builder Fund
April 30, 2023
Officers and Trustees

Officers of Eaton Vance Global Income Builder Fund
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Officers of Global Income Builder Portfolio
R. Kelly Williams, Jr. President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Global Income Builder Fund and Global Income Builder Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator of Eaton Vance Global Income Builder Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad St.
London, EC2N 1AR
United Kingdom
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
*FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7747    4.30.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Income Builder Portfolio

By:	/s/ R. Kelly Williams
R. Kelly Williams
President

Date:	June 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Global Income Builder Portfolio

By:	/s/ R. Kelly Williams
R. Kelly Williams
President

Date:	June 23, 2023

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 23, 2023